Federated Hermes Managed Volatility Fund II
Portfolio of Investments
March 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—39.7%
		Communication Services—3.3%
5,439	[1]	Alphabet, Inc., Class A	$564,187
3,674	[1]	Alphabet, Inc., Class C	382,096
15,732		AT&T, Inc.	302,841
6		Cable One, Inc.	4,212
19,880		Comcast Corp., Class A	753,651
2,015		Electronic Arts, Inc.	242,707
1,169		Fox Corp	36,601
332	[1]	Live Nation Entertainment, Inc.	23,240
45,491		Lumen Technologies, Inc.	120,551
456	[1]	Madison Square Garden Sports Corp.	88,852
6,523	[1]	Meta Platforms, Inc.	1,382,485
50	[1]	Netflix, Inc.	17,274
393		Nexstar Media Group, Inc., Class A	67,855
621	[1]	Pinterest, Inc.	16,935
2,734	[1]	Playtika Holding Corp.	30,785
2,651	[1]	T-Mobile USA, Inc.	383,971
7,892	[1]	TripAdvisor, Inc.	156,735
16,271		Verizon Communications, Inc.	632,779
6,047	[1]	Walt Disney Co.	605,486
		TOTAL	5,813,243
		Consumer Discretionary—2.2%
30		ADT, Inc.	217
2,421	[1]	Aptiv PLC	271,612
66	[1]	AutoZone, Inc.	162,238
366		Best Buy Co., Inc.	28,647
1,760		Block (H&R), Inc.	62,040
868	[1]	Bright Horizons Family Solutions, Inc.	66,827
137		Domino’s Pizza, Inc.	45,192
44	[1]	DoorDash, Inc.	2,797
6,825		eBay, Inc.	302,825
10,135		Ford Motor Co.	127,701
41		General Motors Co.	1,504
1,064		Genuine Parts Co.	178,018
2,199	[1]	Grand Canyon Education, Inc.	250,466
559		Home Depot, Inc.	164,972
316		Lear Corp.	44,079
1,155		LKQ Corp.	65,558
548		Lowe’s Cos., Inc.	109,584
2,675		McDonald’s Corp.	747,957
1,392	[1]	Norwegian Cruise Line Holdings Ltd.	18,722
23	[1]	NVR, Inc.	128,160
255	[1]	O’Reilly Automotive, Inc.	216,490
8,962	[1]	Rivian Automotive, Inc.	138,732
63	[1]	Royal Caribbean Cruises, Ltd.	4,114
170		Starbucks Corp.	17,702

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
4,829		Tapestry, Inc.	$208,178
452		Toll Brothers, Inc.	27,134
7,946	[1]	Under Armour, Inc., Class A	75,407
1,734	[1]	Under Armour, Inc., Class C	14,791
95		Vail Resorts, Inc.	22,200
1,116		Whirlpool Corp.	147,334
1,182		Wyndham Hotels & Resorts, Inc.	80,199
1,018		Yum! Brands, Inc.	134,457
		TOTAL	3,865,854
		Consumer Staples—3.0%
1,470		Albertsons Cos., Inc.	30,547
13,885		Altria Group, Inc.	619,549
3,058		Archer-Daniels-Midland Co.	243,600
997		Casey’s General Stores, Inc.	215,811
87		Clorox Co.	13,767
1,389		Hershey Foods Corp.	353,375
9		Kimberly-Clark Corp.	1,208
3,627		Kroger Co.	179,065
3,662		Mondelez International, Inc.	255,315
2,059		PepsiCo, Inc.	375,356
4,944		Philip Morris International, Inc.	480,804
6,687		Procter & Gamble Co.	994,290
8,645		The Coca-Cola Co.	536,249
1,530	[1]	US Foods Holding Corp.	56,518
5,281		WalMart, Inc.	778,683
		TOTAL	5,134,137
		Energy—3.3%
620		APA Corp.	22,357
13,856	[1]	Atlas Energy Solutions, Inc.	235,968
2,579		Cheniere Energy, Inc.	406,450
5,960		Chevron Corp.	972,434
7,351		ConocoPhillips	729,293
880		DT Midstream, Inc.	43,446
3,504		EQT Corp.	111,813
16,034		Exxon Mobil Corp.	1,758,288
16,930		Marathon Oil Corp.	405,643
3,398		Marathon Petroleum Corp.	458,152
1,952		ONEOK, Inc.	124,030
6,084		Range Resources Corp.	161,044
512		Schlumberger Ltd.	25,139
6,000	[1]	TXO Energy Partners, LP	138,660
742		Valero Energy Corp.	103,583
		TOTAL	5,696,300
		Financials—7.9%
2,315		Affiliated Managers Group	329,702
3,239		Ally Financial, Inc.	82,562
1,724		American Express Co.	284,374
9,541		American International Group, Inc.	480,485
839		Ameriprise Financial, Inc.	257,153
5,791		Annaly Capital Management, Inc.	110,666

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
21,412		Bank of America Corp.	$612,383
9,542		Bank of New York Mellon Corp.	433,588
5,679	[1]	Berkshire Hathaway, Inc., Class B	1,753,505
267		BlackRock, Inc.	178,655
5,011	[1]	Brighthouse Financial, Inc.	221,035
516		Capital One Financial Corp.	49,619
1,358		Charles Schwab Corp.	71,132
3,067		Chubb Ltd.	595,550
11,076		Citigroup, Inc.	519,354
1,048		CME Group, Inc.	200,713
1,984		Discover Financial Services	196,099
2,483		East West Bancorp, Inc.	137,806
14,749		Equitable Holdings, Inc.	374,477
10,614	[1]	F&G Annuities & Life, Inc.	192,326
3,132		Fidelity National Information Services, Inc.	170,162
897	[1]	Fiserv, Inc.	101,388
200		Global Payments, Inc.	21,048
1,268		Goldman Sachs Group, Inc.	414,775
3,517		Hartford Financial Services Group, Inc.	245,100
10,313		JPMorgan Chase & Co.	1,343,887
6,718		KeyCorp	84,109
786		Lazard Ltd., Class A	26,024
1,180		MetLife, Inc.	68,369
10,290		MGIC Investment Corp.	138,092
163		Moody’s Corp.	49,881
3,527		Morgan Stanley	309,671
4,795		OneMain Holdings, Inc.	177,799
2,534	[1]	PayPal Holdings, Inc.	192,432
1,138		PNC Financial Services Group	144,640
6,357		Popular, Inc.	364,955
18,285		Regions Financial Corp.	339,370
231		S&P Global, Inc.	79,642
4,096	[1]	Skyward Specialty Insurance Group, Inc.	89,579
23,503		SLM Corp.	291,202
2,184		State Street Corp.	165,307
5,943		Synchrony Financial	172,822
1,933		The Travelers Cos., Inc.	331,335
7,078		Truist Financial Corp.	241,360
10,977		Virtu Financial, Inc.	207,465
5,291		Wells Fargo & Co.	197,778
8,342		Western Alliance Bancorp	296,475
830	[1]	WEX, Inc.	152,629
684		Willis Towers Watson PLC	158,948
404		Zions Bancorporation, N.A.	12,092
		TOTAL	13,669,520
		Health Care—6.5%
4,645		Abbott Laboratories	470,353
428		Agilent Technologies, Inc.	59,209
521	[1]	Biogen, Inc.	144,854
439	[1]	Bio-Rad Laboratories, Inc., Class A	210,290

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
11,984		Bristol-Myers Squibb Co.	$830,611
4,025		Cardinal Health, Inc.	303,887
1,092	[1]	Centene Corp.	69,025
186		CIGNA Corp.	47,529
5,662		CVS Health Corp.	420,743
2,089		Danaher Corp.	526,512
289		Dentsply Sirona, Inc.	11,352
1,283		Elevance Health, Inc.	589,936
423		Eli Lilly & Co.	145,267
570	[1]	GE HealthCare Technologies, Inc.	46,757
8,533		Gilead Sciences, Inc.	707,983
791		HCA Healthcare, Inc.	208,571
4,931	[1]	Hologic, Inc.	397,932
379		Humana, Inc.	183,989
841	[1]	Illumina, Inc.	195,575
9,722		Johnson & Johnson	1,506,910
218		Laboratory Corp. of America Holdings	50,014
1,172		McKesson Corp.	417,291
2,017		Medtronic PLC	162,610
7,899		Merck & Co., Inc.	840,375
149	[1]	Moderna, Inc.	22,883
16,487		Pfizer, Inc.	672,670
9,480		Premier, Inc.	306,868
255		Quest Diagnostics, Inc.	36,077
216	[1]	Regeneron Pharmaceuticals, Inc.	177,481
7,620	[1]	Structure Therapeutics, Inc., ADR	181,280
11,269	[1]	Teladoc Health, Inc.	291,867
896		Thermo Fisher Scientific, Inc.	516,427
26,600	[1]	TMS Co., Ltd.	103,874
716		UnitedHealth Group, Inc.	338,374
578	[1]	Vertex Pharmaceuticals, Inc.	182,110
		TOTAL	11,377,486
		Industrials—4.4%
2,530		3M Co.	265,928
402		Acuity Brands, Inc.	73,457
2,707		AECOM	228,254
2,784		Allison Transmission Holdings, Inc.	125,948
263		Automatic Data Processing, Inc.	58,552
167	[1]	Avis Budget Group, Inc.	32,532
1,599	[1]	Boeing Co.	339,676
4,345	[1]	Builders Firstsource, Inc.	385,749
4		C.H. Robinson Worldwide, Inc.	398
319		Caterpillar, Inc.	73,000
3,375		CSX Corp.	101,048
1,827		Dun & Bradstreet Holdings, Inc.	21,449
1,245		Eaton Corp. PLC	213,318
424		Emerson Electric Co.	36,947
40,000	[1]	Eurogroup Laminations S.p.A.	210,393
552		Expeditors International Washington, Inc.	60,786
2,278		General Dynamics Corp.	519,862

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
2,271		General Electric Co.	$217,108
3,360		Honeywell International, Inc.	642,163
1,589		Ingersoll-Rand, Inc.	92,448
4,368		Johnson Controls International PLC	263,041
2,097		L3Harris Technologies, Inc.	411,515
1,226		Leidos Holdings, Inc.	112,866
2,925	[1]	Lyft, Inc.	27,115
1,411		Manpower, Inc.	116,450
47		Masco Corp.	2,337
2,161		Norfolk Southern Corp.	458,132
3,469		OshKosh Truck Corp.	288,551
1,689		Otis Worldwide Corp.	142,552
1,009		Owens Corning, Inc.	96,662
692		Parker-Hannifin Corp.	232,588
4,297		Raytheon Technologies Corp.	420,805
266		Republic Services, Inc.	35,969
13,800	[1]	Skymark Airlines, Inc.	124,202
1,013		Textron, Inc.	71,548
944		Trane Technologies PLC	173,677
10,561	[1]	Uber Technologies, Inc.	334,784
566	[1]	United Rentals, Inc.	224,000
1,865		Waste Management, Inc.	304,312
1,664	[1]	Willscot Corp.	78,008
		TOTAL	7,618,130
		Information Technology—3.2%
1,486	[1]	Advanced Micro Devices, Inc.	145,643
2,961	[1]	Cirrus Logic, Inc.	323,874
17,870		Cisco Systems, Inc.	934,154
1,986		Cognizant Technology Solutions Corp.	121,007
2,096		Dell Technologies, Inc.	84,280
6,235	[1]	Dropbox, Inc.	134,801
3,670	[1]	DXC Technology Co.	93,805
1,571	[1]	GoDaddy, Inc.	122,098
26,846		Hewlett Packard Enterprise Co.	427,657
1,546		HP, Inc.	45,375
14,983		Intel Corp.	489,495
10,000	[1]	IONOS SE	160,723
2,802		Juniper Networks, Inc.	96,445
4,289	[1]	Kyndryl Holdings, Inc.	63,306
6,759		Marvell Technology, Inc.	292,665
978		Microchip Technology, Inc.	81,937
6,333		Micron Technology, Inc.	382,133
5,266	[1]	Nutanix, Inc.	136,863
692	[1]	ON Semiconductor Corp.	56,965
754		Oracle Corp.	70,062
338	[1]	Qorvo, Inc.	34,331
2,623	[1]	Salesforce, Inc.	524,023
682	[1]	Snowflake, Inc.	105,226
3,980	[1]	Teradata Corp.	160,314
482	[1]	Verisign, Inc.	101,861

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,970	[1]	VMware, Inc., Class A	$245,954
5,311	[1]	Western Digital Corp.	200,065
		TOTAL	5,635,062
		Materials—2.0%
129		Air Products & Chemicals, Inc.	37,050
578		Alcoa Corp.	24,600
1,007		Avery Dennison Corp.	180,183
6,238		Dow, Inc.	341,967
1,663		Ecolab, Inc.	275,276
4,135		Freeport-McMoRan, Inc.	169,163
1,497		Huntsman Corp.	40,958
33,333	[1]	Lithium Royalty Corp.	399,552
669		Louisiana-Pacific Corp.	36,267
1,791		LyondellBasell Industries N.V.	168,157
2,373		New Linde PLC	843,459
3,113		Newmont Corp.	152,599
1,027		Nucor Corp.	158,641
2,986		Olin Corp.	165,723
769		Steel Dynamics, Inc.	86,943
2,531		United States Steel Corp.	66,059
7,613		WestRock Co.	231,968
		TOTAL	3,378,565
		Real Estate—1.7%
694		American Tower Corp.	141,812
10,304		Apartment Income REIT Corp.	368,986
261		Avalonbay Communities, Inc.	43,864
2,053	[1]	CBRE Group, Inc.	149,479
3		Equinix, Inc.	2,163
1,776		Extra Space Storage, Inc.	289,364
1,277		First Industrial Realty Trust	67,936
6,140		Host Hotels & Resorts, Inc.	101,248
6,119		ProLogis, Inc.	763,468
1,257		Public Storage	379,790
476		SBA Communications, Corp.	124,269
4,247		UDR, Inc.	174,382
14,054		Weyerhaeuser Co.	423,447
		TOTAL	3,030,208
		Utilities—2.2%
13,828		AES Corp.	332,978
5		Brookfield Renewable Corp.	175
3,694		Consolidated Edison Co.	353,405
333		DTE Energy Co.	36,477
1,141		Duke Energy Corp.	110,072
5,423		FirstEnergy Corp.	217,245
11,023		NextEra Energy, Inc.	849,653
13,982		PPL Corp.	388,560
3,410		Public Service Enterprises Group, Inc.	212,954
5,432		Southern Co.	377,959
8,826		UGI Corp.	306,792
5,449		Vistra Corp.	130,776

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Utilities—continued
7,076	Xcel Energy, Inc.	$477,205
	TOTAL	3,794,251
	TOTAL COMMON STOCKS (IDENTIFIED COST $57,699,070)	69,012,756
	U.S. TREASURIES—19.4%
	Treasury Inflation-Indexed Note—0.0%
$12,623	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	11,250
	U.S. Treasury Bond—3.4%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	103,179
760,000	United States Treasury Bond, 1.625%, 11/15/2050	487,228
860,000	United States Treasury Bond, 2.375%, 2/15/2042	690,941
20,000	United States Treasury Bond, 2.750%, 11/15/2047	16,645
2,950,000	United States Treasury Bond, 2.875%, 5/15/2052	2,522,668
1,000	United States Treasury Bond, 3.000%, 11/15/2044	871
900,000	United States Treasury Bond, 3.000%, 2/15/2049	787,834
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	982,217
300,000	United States Treasury Bond, 4.000%, 11/15/2052	318,291
	TOTAL	5,909,874
	U.S. Treasury Note—16.0%
500,000	United States Treasury Note, 0.125%, 4/30/2023	498,427
2,000,000	United States Treasury Note, 0.250%, 9/30/2023	1,957,207
330,000	United States Treasury Note, 0.625%, 7/31/2026	297,660
900,000	United States Treasury Note, 0.625%, 8/15/2030	733,170
400,000	United States Treasury Note, 0.875%, 11/15/2030	330,984
675,000	United States Treasury Note, 1.250%, 12/31/2026	616,722
300,000	United States Treasury Note, 1.375%, 11/15/2031	253,168
400,000	United States Treasury Note, 1.500%, 1/31/2027	368,184
200,000	United States Treasury Note, 1.625%, 5/15/2031	173,810
900,000	United States Treasury Note, 1.750%, 12/31/2024	863,433
775,000	United States Treasury Note, 1.750%, 3/15/2025	741,248
500,000	United States Treasury Note, 2.125%, 11/30/2024	483,222
1,150,000	United States Treasury Note, 2.250%, 3/31/2024	1,123,285
50,000	United States Treasury Note, 2.250%, 11/15/2027	47,035
3,500,000	United States Treasury Note, 2.500%, 4/30/2024	3,422,621
500,000	United States Treasury Note, 2.500%, 5/31/2024	488,578
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,643,610
500,000	United States Treasury Note, 2.750%, 4/30/2027	481,871
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,489,716
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,050
300,000	United States Treasury Note, 2.875%, 5/15/2028	289,388
680,000	United States Treasury Note, 3.000%, 6/30/2024	667,902
110,000	United States Treasury Note, 3.125%, 8/31/2027	107,618
1,800,000	United States Treasury Note, 3.500%, 2/15/2033	1,802,626
250,000	United States Treasury Note, 3.875%, 11/30/2027	252,637
2,600,000	United States Treasury Note, 4.000%, 2/28/2030	2,668,656
	TOTAL	27,841,828
	TOTAL U.S. TREASURIES (IDENTIFIED COST $35,672,044)	33,762,952
	CORPORATE BONDS—11.9%
	Basic Industry - Chemicals—0.1%
50,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	47,496

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Basic Industry - Chemicals—continued
$75,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$71,631
	TOTAL	119,127
	Basic Industry - Metals & Mining—0.0%
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	54,343
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	20,915
	TOTAL	75,258
	Capital Goods - Aerospace & Defense—0.4%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	115,234
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	33,136
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	74,884
85,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	79,717
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	24,366
110,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	103,681
90,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	90,976
95,000	Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	98,922
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	95,666
	TOTAL	716,582
	Capital Goods - Building Materials—0.1%
35,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	31,665
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,425
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	84,136
	TOTAL	135,226
	Capital Goods - Construction Machinery—0.1%
100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	96,111
170,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	163,473
	TOTAL	259,584
	Capital Goods - Diversified Manufacturing—0.1%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	42,249
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	33,823
65,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	58,235
70,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	62,050
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	37,591
	TOTAL	233,948
	Capital Goods - Packaging—0.1%
125,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	123,011
	Communications - Cable & Satellite—0.3%
50,000	CCO Safari II LLC, 6.484%, 10/23/2045	47,424
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	15,619
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	217,151
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	148,377
90,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	77,851
	TOTAL	506,422
	Communications - Media & Entertainment—0.4%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	73,212
200,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	196,215
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	96,629
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	70,249
75,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	74,693
50,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 6/1/2029	46,004
65,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	58,069

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$65,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	$52,879
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	37,037
	TOTAL	704,987
	Communications - Telecom Wireless—0.3%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	41,966
60,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	39,459
75,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	74,675
100,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	68,982
105,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	77,930
90,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	91,850
60,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	59,357
70,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	67,606
	TOTAL	521,825
	Communications - Telecom Wirelines—0.3%
150,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	138,071
203,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	151,053
45,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	38,811
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	63,682
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	85,566
	TOTAL	477,183
	Consumer Cyclical - Automotive—0.2%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	129,469
100,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	101,950
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	87,383
	TOTAL	318,802
	Consumer Cyclical - Leisure—0.1%
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	89,352
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	83,734
	TOTAL	173,086
	Consumer Cyclical - Retailers—0.3%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	38,890
90,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	82,073
50,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	42,635
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	39,002
20,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	19,773
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	71,122
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	61,260
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	36,976
165,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	137,342
	TOTAL	529,073
	Consumer Cyclical - Services—0.1%
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	44,112
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	116,434
	TOTAL	160,546
	Consumer Non-Cyclical - Food/Beverage—0.3%
105,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	102,747
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	67,336
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	20,895
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	95,878
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	116,468

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$70,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$61,046
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	51,536
90,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	78,185
	TOTAL	594,091
	Consumer Non-Cyclical - Health Care—0.2%
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	21,939
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	25,158
90,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	61,653
65,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	58,193
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	55,350
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,702
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	94,953
	TOTAL	326,948
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	82,463
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	113,074
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	114,589
75,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	61,174
200,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	194,554
70,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	58,963
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	52,296
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	36,305
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	60,805
115,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	82,280
	TOTAL	856,503
	Consumer Non-Cyclical - Tobacco—0.2%
75,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	50,700
50,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	37,301
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	103,965
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	26,253
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	56,606
	TOTAL	274,825
	Energy - Independent—0.1%
55,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	58,158
80,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	77,234
85,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	82,412
	TOTAL	217,804
	Energy - Integrated—0.2%
55,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	52,957
80,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	60,673
185,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	177,682
	TOTAL	291,312
	Energy - Midstream—0.5%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	38,738
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	39,258
35,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	31,215
115,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	87,356
60,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	61,515
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	14,913
95,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	94,422

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	$51,740
110,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	107,650
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	62,975
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	20,722
110,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	92,842
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	90,027
100,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	88,252
	TOTAL	881,625
	Energy - Oil Field Services—0.1%
85,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	77,462
110,000	Schlumberger Investment SA, Sr. Unsecd. Note, 2.650%, 6/26/2030	97,301
	TOTAL	174,763
	Energy - Refining—0.1%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	64,748
50,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	46,843
75,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	63,114
	TOTAL	174,705
	Financial Institution - Banking—2.4%
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	110,115
260,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	209,730
350,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	325,467
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	73,331
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	197,728
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	48,756
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	63,960
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	80,465
180,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	175,507
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	186,245
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	85,331
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	100,753
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	46,911
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	134,154
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	219,870
275,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	261,227
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	91,820
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	96,616
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	85,588
325,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	304,372
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	69,714
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	308,063
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	31,427
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	43,304
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	85,340
110,000	PNC Financial Services Group, Inc., Sub. Note, 4.626%, 6/6/2033	101,539
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	73,617
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	43,923
125,000	US Bancorp, 4.967%, 7/22/2033	118,469
500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	471,442
	TOTAL	4,244,784

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
$100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	$77,256
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	97,849
	TOTAL	175,105
	Financial Institution - Finance Companies—0.1%
50,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	49,387
85,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	85,523
	TOTAL	134,910
	Financial Institution - Insurance - Health—0.1%
90,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	90,514
145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	114,440
	TOTAL	204,954
	Financial Institution - Insurance - Life—0.2%
110,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	100,741
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	86,939
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	54,453
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	83,505
75,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	68,605
	TOTAL	394,243
	Financial Institution - Insurance - P&C—0.2%
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,039
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	80,969
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	272,404
	TOTAL	382,412
	Financial Institution - REIT - Apartment—0.2%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	127,363
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	131,577
110,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	102,939
	TOTAL	361,879
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	78,148
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	117,329
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	62,368
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	97,906
	TOTAL	355,751
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	97,551
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	91,493
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	27,526
	TOTAL	216,570
	Financial Institution - REIT - Other—0.1%
70,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	64,541
50,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	48,947
	TOTAL	113,488
	Financial Institution - REIT - Retail—0.1%
135,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	128,213
	Technology—0.9%
165,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	123,669
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	43,654
112,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	107,105
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	18,556

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	$3,793
50,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	45,027
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	95,601
30,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	29,566
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	33,669
95,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	88,215
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	79,268
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	98,055
65,000	Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	46,057
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	195,143
125,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	88,790
125,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	134,512
85,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	85,905
110,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	105,302
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	24,395
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,400
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	27,731
	TOTAL	1,509,413
	Technology Services—0.1%
110,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	98,791
85,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	84,047
90,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	76,368
	TOTAL	259,206
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	72,903
110,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	83,466
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	56,153
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	88,040
	TOTAL	300,562
	Transportation - Services—0.2%
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	49,636
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	70,459
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	62,293
30,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	29,969
70,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	70,693
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	46,022
	TOTAL	329,072
	Utility - Electric—1.3%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	143,536
50,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	48,393
60,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	62,115
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	83,205
75,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	77,416
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	63,086
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	187,218
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	97,398
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	71,541
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	40,641
100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	98,717
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	20,592

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	$90,801
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	84,312
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	87,354
190,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	161,108
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	46,638
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	169,195
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	56,562
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,180
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	284,658
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	110,213
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	91,994
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,365
	TOTAL	2,207,238
	Utility - Natural Gas—0.3%
100,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	96,707
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	32,180
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	70,064
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	120,881
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	102,378
90,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	83,793
	TOTAL	506,003
	TOTAL CORPORATE BONDS (IDENTIFIED COST $22,612,976)	20,671,039
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Agency Commercial Mortgage-Backed Securities—0.2%
229,243	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	204,959
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.725%, 10/25/2048	279,891
	TOTAL	484,850
	Commercial Mortgage—0.4%
110,000	Bank, Class A4, 3.394%, 3/15/2064	96,237
85,000	Bank, Class A4, 3.488%, 11/15/2050	78,960
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	159,111
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	47,488
200,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	188,009
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	92,494
	TOTAL	662,299
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,280,631)	1,147,149
	FOREIGN GOVERNMENTS/AGENCIES—0.2%
	Sovereign—0.2%
200,000	Mexico, Government of, 3.750%, 1/11/2028	191,646
100,000	Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024	99,200
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $301,950)	290,846
	MORTGAGE-BACKED SECURITIES—0.0%
	Government National Mortgage Association—0.0%
3,236	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,365
1,984	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,080
5,660	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,927

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$6,823		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	$7,162
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,691)	18,534
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,571	[2]	Federal National Mortgage Association ARM, 4.094%, 9/1/2037 (IDENTIFIED COST $1,582)	1,612
		INVESTMENT COMPANIES—21.4%
1,617		Bank Loan Core Fund	14,103
363,922		Emerging Markets Core Fund	2,878,621
548,372		Federated Hermes High Income Bond Fund II, Primary Shares	2,851,533
1,092		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	10,868
3,275,988		Mortgage Core Fund	27,845,897
419,092		Project and Trade Finance Core Fund	3,662,864
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,050,397)	37,263,886
		REPURCHASE AGREEMENT—7.3%
$12,727,000		Interest in $1,896,000,000 joint repurchase agreement 4.82%, dated 3/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,896,761,560 on 4/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,934,696,791. (IDENTIFIED COST $12,727,000)	12,727,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $169,363,341)	174,895,774
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(900,775)
		TOTAL NET ASSETS—100%	$173,994,999
At March 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	172	$35,584,650	June 2023	$2,092,320
United States Treasury Notes 2-Year Long Futures	50	$10,322,656	June 2023	$109,081
United States Treasury Notes 10-Year Ultra Long Futures	30	$3,634,219	June 2023	$113,997
Short Futures:
United States Treasury Notes 5-Year Short Futures	20	$2,190,156	June 2023	$(44,367)
United States Treasury Notes 10-Year Ultra Short Futures	300	$34,476,563	June 2023	$(931,365)
United States Treasury Ultra Bond Short Futures	6	$846,750	June 2023	$(29,760)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,309,906
The average notional value of long and short futures contracts held by the Fund throughout the period was $51,501,466 and $38,689,152, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $286,719. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers during the period ended March 31, 2023, were as follows:
Affiliates	Value as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2023	Shares Held as of 3/31/2023	Dividend Income
Bank Loan Core Fund	$13,706	$304	$—	$93	$—	$14,103	1,617	$304
Emerging Markets Core Fund	$2,389,776	$492,210	$—	$(3,365)	$—	$2,878,621	363,922	$42,210
Federated Hermes High Income Bond Fund II, Primary Shares	$2,753,671	$166,458	$—	$(68,596)	$—	$2,851,533	548,372	$165,477
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$10,633	$83	$—	$152	$—	$10,868	1,092	$82
Mortgage Core Fund	$21,642,062	$5,829,628	$—	$374,207	$—	$27,845,897	3,275,988	$229,628
Project and Trade Finance Core Fund	$3,567,737	$62,167	$—	$32,960	$—	$3,662,864	419,092	$62,230
TOTAL OF AFFILIATED TRANSACTIONS	$30,377,585	$6,550,850	$—	$335,451	$—	$37,263,886	4,610,083	$499,931

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$64,926,908	$—	$—	$64,926,908
International	3,857,772	228,076	—	4,085,848
Debt Securities:
U.S. Treasuries	—	33,762,952	—	33,762,952
Corporate Bonds	—	20,671,039	—	20,671,039
Commercial Mortgage-Backed Securities	—	1,147,149	—	1,147,149
Foreign Governments/Agencies	—	290,846	—	290,846
Mortgage-Backed Securities	—	18,534	—	18,534
Adjustable Rate Mortgages	—	1,612	—	1,612
Repurchase Agreement	—	12,727,000	—	12,727,000
Investment Companies[1]	33,601,022	—	—	37,263,886
TOTAL SECURITIES	$102,385,702	$68,847,208	$—	$174,895,774
Other Financial Instruments:[2]
Assets	$2,315,398	$—	$—	$2,315,398
Liabilities	(1,005,492)	—	—	(1,005,492)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,309,906	$—	$—	$1,309,906

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,662,864 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit